3) Risk Management (Details 18) - BRL (R$) R$ in Thousands		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances with banks		R$ 107,602,594		R$ 109,610,999
Financial assets at fair value through profit or loss	[1]	275,986,689		249,759,777
Financial assets at fair value through other comprehensive income		185,841,975	[2]	192,450,010
Loans and advances to customers, net of impairment		473,637,358		423,528,716
Loans and advances to banks, net of impairment	[3]	191,424,731		59,083,791
Securities, net of provision for losses	[3]	179,623,894		166,918,360
Other financial assets	[4]	52,416,117		56,101,781
Total financial assets		1,466,533,358		1,257,453,434
Liabilities
Deposits from banks		267,280,167		227,819,611
Deposits from customers	[5]	545,292,743		366,227,540
Securities issued		144,903,825		170,727,564	R$ 148,029,018
Subordinated debt		53,246,232		49,313,508	R$ 53,643,444
Other financial liabilities	[6]	75,528,047		79,121,127
Financial liabilities at fair value through profit or loss		18,697,682		14,244,083
Provision for Expected Credit Loss
Loan Commitments		3,859,316		2,318,404
Financial guarantees		2,318,930		1,970,321
Insurance technical provisions and pension plans	[5]	279,465,384		268,302,691
Total financial liabilities		1,390,592,326		1,180,044,849
Current [member]
Assets
Total financial assets		717,610,173		793,613,145
Provision for Expected Credit Loss
Total financial liabilities		944,132,182		823,582,682
Non Current [Member]
Assets
Total financial assets		748,923,185		463,840,289
Provision for Expected Credit Loss
Total financial liabilities		446,460,144		356,462,167
1 to 30 days [member] | Current [member]
Assets
Cash and balances with banks		107,602,594		109,610,999
Financial assets at fair value through profit or loss		16,514,868		238,533,342
Financial assets at fair value through other comprehensive income		17,130,008		10,143,306
Loans and advances to customers, net of impairment		48,686,483		58,050,113
Loans and advances to banks, net of impairment		168,750,356		48,010,255
Securities, net of provision for losses		126,822		34,408,860
Other financial assets	[4]	36,952,129		42,308,091
Total financial assets		395,763,260		541,064,966
Liabilities
Deposits from banks		221,467,747		174,921,285
Deposits from customers	[5]	202,956,338		163,312,671
Securities issued		2,461,435		5,533,584
Subordinated debt		8,307,884		2,079
Other financial liabilities	[6]	49,615,853		49,689,795
Financial liabilities at fair value through profit or loss		5,462,495		2,940,618
Provision for Expected Credit Loss
Loan Commitments		0		0
Financial guarantees		0		0
Insurance technical provisions and pension plans	[5]	234,914,602		228,230,978
Total financial liabilities		725,186,354		624,631,010
31 to 180 days [member] | Current [member]
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		23,110,617		1,656,694
Financial assets at fair value through other comprehensive income		26,482,001		21,137,632
Loans and advances to customers, net of impairment		114,058,384		106,578,634
Loans and advances to banks, net of impairment		14,027,853		5,636,401
Securities, net of provision for losses		20,225,202		21,261,680
Other financial assets	[4]	733,796		115,534
Total financial assets		198,637,853		156,386,575
Liabilities
Deposits from banks		18,319,819		21,892,194
Deposits from customers	[5]	50,518,912		20,878,485
Securities issued		33,338,441		37,545,964
Subordinated debt		22,838		38,097
Other financial liabilities	[6]	14,456,376		13,312,723
Financial liabilities at fair value through profit or loss		1,063,954		794,723
Provision for Expected Credit Loss
Loan Commitments		0		0
Financial guarantees		0		0
Insurance technical provisions and pension plans	[5]	0		2,373,787
Total financial liabilities		117,720,340		96,835,973
181 to 360 days [member] | Current [member]
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		21,495,431		697,750
Financial assets at fair value through other comprehensive income		16,341,164		9,604,834
Loans and advances to customers, net of impairment		65,199,454		66,089,533
Loans and advances to banks, net of impairment		2,915,463		3,219,405
Securities, net of provision for losses		16,938,842		16,049,734
Other financial assets	[4]	318,706		500,348
Total financial assets		123,209,060		96,161,604
Liabilities
Deposits from banks		9,944,641		11,484,874
Deposits from customers	[5]	54,368,623		41,249,228
Securities issued		34,365,862		43,156,796
Subordinated debt		383,673		281,141
Other financial liabilities	[6]	1,224,840		4,436,523
Financial liabilities at fair value through profit or loss		937,849		471,835
Provision for Expected Credit Loss
Loan Commitments		0		0
Financial guarantees		0		0
Insurance technical provisions and pension plans	[5]	0		1,035,302
Total financial liabilities		101,225,488		102,115,699
1 to 5 years [member] | Non Current [Member]
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		165,166,660		6,739,576
Financial assets at fair value through other comprehensive income		67,419,613		100,201,043
Loans and advances to customers, net of impairment		245,684,709		149,779,180
Loans and advances to banks, net of impairment		5,731,059		2,217,730
Securities, net of provision for losses		79,727,828		46,629,975
Other financial assets	[4]	11,575,832		10,564,411
Total financial assets		575,305,701		316,131,915
Liabilities
Deposits from banks		17,547,960		19,521,258
Deposits from customers	[5]	237,448,870		140,787,156
Securities issued		74,738,087		84,491,220
Subordinated debt		34,971,870		39,432,224
Other financial liabilities	[6]	7,970,731		9,071,260
Financial liabilities at fair value through profit or loss		11,233,384		10,036,907
Provision for Expected Credit Loss
Loan Commitments		3,859,316		2,318,404
Financial guarantees		2,318,930		1,970,321
Insurance technical provisions and pension plans	[5]	44,550,782		36,662,624
Total financial liabilities		434,639,930		344,291,374
More than 5 years [member] | Non Current [Member]
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		36,104,212		2,132,415
Financial assets at fair value through other comprehensive income		43,319,150		41,411,881
Loans and advances to customers, net of impairment		8,328		43,031,256
Loans and advances to banks, net of impairment		0		0
Securities, net of provision for losses		62,605,200		48,568,111
Other financial assets	[4]	2,835,654		2,613,397
Total financial assets		144,872,544		137,757,060
Liabilities
Deposits from banks		0		0
Deposits from customers	[5]	0		0
Securities issued		0		0
Subordinated debt		0		0
Other financial liabilities	[6]	2,260,247		2,610,826
Financial liabilities at fair value through profit or loss		0		0
Provision for Expected Credit Loss
Loan Commitments		0		0
Financial guarantees		0		0
Insurance technical provisions and pension plans	[5]	0		0
Total financial liabilities		2,260,247		2,610,826
No Stated Maturity [Member] | Non Current [Member]
Assets
Cash and balances with banks		0		0
Financial assets at fair value through profit or loss		13,594,901		0
Financial assets at fair value through other comprehensive income		15,150,039		9,951,314
Loans and advances to customers, net of impairment				0
Loans and advances to banks, net of impairment		0		0
Securities, net of provision for losses				0
Other financial assets	[4]			0
Total financial assets		28,744,940		9,951,314
Liabilities
Deposits from banks		0		0
Deposits from customers	[5]	0		0
Securities issued		0		0
Subordinated debt		9,559,967		9,559,967
Other financial liabilities	[6]	0		0
Financial liabilities at fair value through profit or loss		0		0
Provision for Expected Credit Loss
Loan Commitments		0		0
Financial guarantees		0		0
Insurance technical provisions and pension plans	[5]	0		0
Total financial liabilities		R$ 9,559,967		R$ 9,559,967

[1]	In 2020 and 2019, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.
[2]	In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.
[3]	Amounts of loans and receivables are presented net of the provision for impairment losses;
[4]	It includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;
[5]	Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[6]	It includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds;